UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
May 16, 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
82
Form 13F Information Table Value Total:
$155,111


List of Other Included Managers:





No.  13F File Number
Name

Form 13F Information Table

                                                           Value     Shares/   Sh/  Put/  Invstmt     Other   Voting Authority
Name of Issuer                Title of Class   CUSIP      (x$1000)  PRN AMT   PRN  Call  Discretn  Managers   Sole     Shared   None

Accenture LTD.                COM              G1150G111         375      6818   SH         SOLE                6818
Affiliated Managers Group     COM              008252108        4366     39916   SH         SOLE               12658           27258
Allete Inc.                   COM              018522300        2269     58229   SH         SOLE               18470           39759
Alpha Natural Resources Inc.  COM              02076X102        3433     57818   SH         SOLE               18768           39050
American Eagle Outfitters Inc.COM              02553E106        2676    168377   SH         SOLE               53018          115359
Ameritrade Holdings Corp      COM              03074K100         381     18232   SH         SOLE               18232
AMN Healthcare Services Inc.  COM              001744101        4891    564765   SH         SOLE              179024          385741
Annaly Capital Management Inc.COM              035710409         312     17857   SH         SOLE               17857
Apache Corporation            COM              037411105         424      3235   SH         SOLE                3235
Arbitron Inc.                 COM              03875Q108        2248     56147   SH         SOLE               17409           38738
ATMI Inc.                     COM              00207R101        2797    148077   SH         SOLE               46827          101250
Avery Dennison Corporation    COM              053611109         320      7623   SH         SOLE                7623
Cal - Maine Foods Inc         COM              128030202        1168     39585   SH         SOLE               11087           28498
Capstead Mortgage Corporation COM              14067E506        2640    206563   SH         SOLE               77942          128621
CareFusion Corporation        COM              14170T101         356     12608   SH         SOLE               12608
Caterpillar Inc               COM              149123101         346      3109   SH         SOLE                3109
Chubb Corp                    COM              171232101         362      5903   SH         SOLE                5903
Cisco Systems                 COM              17275R102         303     17663   SH         SOLE               17663
Citi Trends, Inc.             COM              17306X102        2106     94463   SH         SOLE               29322           65141
Clorox Company                COM              189054109         330      4705   SH         SOLE                4705
Commercial Metals Company     COM              201723103        2658    153918   SH         SOLE               64029           89889
Conocophillips                COM              20825C104         310      3887   SH         SOLE                3887
Covance Inc                   COM              222816100        3390     61946   SH         SOLE               19688           42258
Cubist Pharmaceuticals Inc.   COM              229678107        2862    113391   SH         SOLE               35871           77520
Cummins Inc                   COM              231021106         219      2000   SH         SOLE                2000
Cymer Inc.                    COM              232572107        5086     89882   SH         SOLE               28516           61366
Dg Fastchannel Inc            COM              23326R109        3365    104535   SH         SOLE               33158           71377
Endo Pharmaceuticals Holdings COM              29264F205        3086     80877   SH         SOLE               25637           55240
Exelon Corp                   COM              30161N101         257      6242   SH         SOLE                6242
FBR Capital Markets CorporatioCOM              30247C301        2955    825296   SH         SOLE              263708          561588
Flir Systems Inc.             COM              302445101        3617    104497   SH         SOLE               33597           70900
GameStop Corporation          COM              36467W109        2842    126220   SH         SOLE               40920           85300
GFI Group Inc.                COM              361652209        3318    661029   SH         SOLE              209014          452015
Goodrich Petroleum CorporationCOM              382410405        3954    177964   SH         SOLE               57325          120639
GT Solar International Inc.   COM              3623E0209        5461    511773   SH         SOLE              164542          347231
Gulfport Energy Corporation   COM              402635304        4463    123519   SH         SOLE               39729           83790
Harris Corp                   COM              413675105         367      7409   SH         SOLE                7409
Helix Energy Solution Gp      COM              42330P107        3609    209839   SH         SOLE               66369          143470
Holly Corporation             COM              435758305        3012     49564   SH         SOLE               15744           33820
Illinois Tool Works Inc.      COM              452308109         328      6115   SH         SOLE                6115
Intel                         COM              458140100         387     19197   SH         SOLE               19197
Intuit Inc.                   COM              461202103         328      6179   SH         SOLE                6179
Irobot Corporation            COM              462726100        2744     83426   SH         SOLE               26142           57284
Ishares  R2000 Value          COM              464287630         218      2890   SH         SOLE                2890
Ishares R1000 Growth          COM              464287614         371      6141   SH         SOLE                6141
Ishares R1000 Value           COM              464287598         228      3313   SH         SOLE                3313
Ishares R2000 Growth          COM              464287648         284      2974   SH         SOLE                2974
Kirkland's Inc.               COM              497498105        3376    218660   SH         SOLE               69594          149066
Kohl's Corp                   COM              500255104         342      6450   SH         SOLE                6450
Kulicke & Soffa Industries IncCOM              501242101        3598    384774   SH         SOLE              122108          262666
Marsh & Mclennan Companies IncCOM              571748102         330     11069   SH         SOLE               11069
Mattel Inc.                   COM              577081102         348     13972   SH         SOLE               13972
McGrath Rent Corporation      COM              580589109        2540     93154   SH         SOLE               29470           63684
Medtronic Inc                 COM              585055106         277      7044   SH         SOLE                7044
Montpelier Re Holdings LTD    COM              G62185106        2199    124468   SH         SOLE               39296           85172
Nike Inc Class B              COM              654106103         265      3503   SH         SOLE                3503
Nordic American Tanker ShippinCOM              G65773106        2836    114166   SH         SOLE               36111           78055
NutriSystems Inc.             COM              67069D108        1986    137042   SH         SOLE               43367           93675
Occidental Petroleum Corp     COM              674599105         302      2891   SH         SOLE                2891
OptionsExpress Holdings Inc.  COM              684010101        3507    191939   SH         SOLE               60659          131280
Orbital Sciences Corporation  COM              685564106        3434    181491   SH         SOLE               58371          123120
Rigel Pharmaceuticals Inc.    COM              766559603        2701    379949   SH         SOLE              124134          255815
Rogers Corporation            COM              775133101        3524     78214   SH         SOLE               24580           53634
Rubicon Technology Inc.       COM              78112T107        4892    176728   SH         SOLE               57274          119454
Sigma Designs Inc.            COM              826565103        3353    258931   SH         SOLE               82135          176796
Skechers USA Inc.             COM              830566105        3347    162943   SH         SOLE               52491          110452
Starbucks Corp                COM              855244109         512     13859   SH         SOLE               13859
Stryker Corp                  COM              863667101         368      6049   SH         SOLE                6049
Symantec Corp                 COM              871503108         301     16255   SH         SOLE               16255
Synaptics Inc.                COM              87157D109        2682     99255   SH         SOLE               32026           67229
Sysco Corporation             COM              871829107         285     10272   SH         SOLE               10272
Taser Intl Inc                COM              87651B104        3263    803741   SH         SOLE              260672          543069
Texas Instruments             COM              882508104         351     10148   SH         SOLE               10148
Thompson Creek Metals Company COM              884768102        3075    245228   SH         SOLE               77769          167459
Umpqua Holdings Corp          COM              904214103        2899    253427   SH         SOLE               80772          172655
Unitedhealth Group            COM              91324P102         496     10969   SH         SOLE               10969
Vanguard Emerging Markets VIPECOM              922042658         378      7726   SH         SOLE                7726
Vanguard Pacific VIPERs       COM              922042866         271      4848   SH         SOLE                4848
Varian Medical Systems Inc.   COM              92220P105         484      7156   SH         SOLE                7156
ViroPharma Inc.               COM              928241108        3926    197278   SH         SOLE               63350          133928
Walgreen Company              COM              931422109         434     10822   SH         SOLE               10822
Windstream Corp               COM              97381W104         407     31611   SH         SOLE               31611